BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about borrowings [abstract]
Summary of borrowings
The composition of corporate borrowings is presented in the following table:

	June 30, 2021				December 31, 2020
	Weighted-average				Weighted- average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Credit facilities	N/A	5	$—	$—	N/A	4	$—	$—
Commercial paper	N/A	N/A	—	—	0.4	< 1	3	3
Medium Term Notes:
Series 4 (C$150)	5.8	15	121	156	5.8	16	118	160
Series 9 (C$400)	3.8	4	323	348	3.8	4	314	348
Series 10 (C$500)	3.6	6	403	438	3.6	6	392	441
Series 11 (C$475)	4.3	8	383	436	4.3	8	373	442
Series 12 (C$475)	3.4	9	383	413	3.4	9	373	420
Series 13 (C$300)	4.3	28	242	274	4.3	29	236	287
Series 14 (C$425)	3.3	29	343	329	3.3	30	334	347
	3.9	13	2,198	2,394	3.9	14	2,140	2,445
Total corporate borrowings			2,198	$2,394			2,143	$2,448
Add: Unamortized premiums(1)			3				3
Less: Unamortized financing fees(1)			(10)				(11)
Less: Current portion			—				(3)
			$2,191				$2,132
(1)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
The following table summarizes the available portion of credit facilities:

(MILLIONS)	June 30, 2021	December 31, 2020
Authorized corporate credit facilities(1)	$2,375	$2,150
Authorized letter of credit facility	400	400
Issued letters of credit	(273)	(300)
Available portion of corporate credit facilities	$2,502	$2,250
(1)Amounts are guaranteed by Brookfield Renewable.
The composition of non-recourse borrowings is presented in the following table:

	June 30, 2021				December 31, 2020
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)
Hydroelectric	4.9	8	$7,237	$7,801	4.8	9	$6,989	$7,853
Wind	4.2	9	4,428	4,812	4.3	10	4,324	4,785
Solar	3.6	11	3,907	4,328	3.6	12	3,684	4,247
Energy transition	3.1	9	1,566	1,649	3.8	11	1,009	1,106
Total	4.3	9	$17,138	$18,590	4.3	10	$16,006	$17,991
Add: Unamortized premiums(2)			145				63
Less: Unamortized financing fees(2)			(97)				(122)
Less: Current portion			(1,212)				(1,026)
			$15,974				$14,921
(1)Includes $43 million (2020: $15 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.